Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0001995574
Registrant Name	Icon Energy Corp.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A